Segmented information and supplemental cash flow disclosure (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments Abstract
Disclosure of revenues allocated by geography [Table Text Block]
	For the Three Months Ended
	December 31, 2024	December 31, 2023
United States of America	$7,217,959	$6,914,740
Canada	938	1,243,191

Total	$7,218,897	$8,157,931
	For the Nine Months Ended
	December 31, 2024	December 31, 2023
United States of America	$14,835,703	$31,998,403
Canada	$727,442	$2,180,546

Total	$15,563,145	$34,178,949

Disclosure of detailed information about cash payments of interest and taxes [Table Text Block]
	For the Nine Months Ended
	December 31, 2024	December 31, 2023
Interest paid	$950,274	$516,646
Taxes paid	$-	$-